Convertible Promissory Note, Outstanding Convertible Notes (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Nov. 23, 2021 USD ($)	Nov. 23, 2021 CAD ($)	Sep. 15, 2021 USD ($)	Sep. 15, 2021 CAD ($)	May 27, 2021 USD ($)	May 27, 2021 CAD ($)	Apr. 13, 2021 USD ($)	Apr. 13, 2021 CAD ($)
Outstanding of Convertible Note [Abstract]
Principal amount outstanding	$ 2,070,521	$ 2,429,227	$ 670,204	$ 724,566	$ 776,844	$ 914,171	$ 365,733	$ 463,727	$ 257,740	$ 326,763